Average Annual Total Returns - VIPContrafundPortfolio-InitialServiceService2PRO - VIPContrafundPortfolio-InitialServiceService2PRO - VIP Contrafund Portfolio	Apr. 29, 2024
VIP Contrafund Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	33.45%
Past 5 years	16.65%
Past 10 years	11.61%
VIP Contrafund Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	33.34%
Past 5 years	16.54%
Past 10 years	11.50%
VIP Contrafund Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	33.12%
Past 5 years	16.36%
Past 10 years	11.33%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%